MINERAL PROPERTIES, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 133,810
Additions	890	$ 4,498
Property, plant and equipment at end of period	110,559	133,810
At cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	235,627	79,960
Acquisition of Beadell		132,052
Additions	42,838	30,408
Change in reclamation provision	3,204	3,026
Disposals		(265)
Foreign exchange translation difference	(35,348)	(9,554)
Property, plant and equipment at end of period	246,321	235,627
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	101,817	65,418
Amortization and depletion	41,044	36,691
Disposals		(232)
Foreign exchange translation difference	(7,099)	(60)
Property, plant and equipment at end of period	135,762	101,817
Mineral Properties Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	19,273
Property, plant and equipment at end of period	34,537	19,273
Mineral Properties Depletable [Member] | At cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	58,237	36,066
Acquisition of Beadell		3,676
Additions	32,754	16,346
Change in reclamation provision	3,546	2,996
Foreign exchange translation difference	(6,375)	(847)
Property, plant and equipment at end of period	88,162	58,237
Mineral Properties Depletable [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	38,964	32,051
Amortization and depletion	15,790	6,820
Foreign exchange translation difference	(1,129)	93
Property, plant and equipment at end of period	53,625	38,964
Mineral Properties Non-Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	43,186
Property, plant and equipment at end of period	33,869	43,186
Mineral Properties Non-Depletable [Member] | At cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	43,186
Acquisition of Beadell		46,608
Foreign exchange translation difference	(9,317)	(3,422)
Property, plant and equipment at end of period	33,869	43,186
Mineral properties, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	38,566
Property, plant and equipment at end of period	19,163	38,566
Mineral properties, plant and equipment | At cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	83,335	35,184
Acquisition of Beadell		46,726
Additions	3,499	4,401
Change in reclamation provision	(342)	30
Disposals		(185)
Foreign exchange translation difference	(10,411)	(2,281)
Property, plant and equipment at end of period	76,081	83,335
Mineral properties, plant and equipment | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	44,769	27,593
Amortization and depletion	15,435	17,434
Disposals		(185)
Foreign exchange translation difference	(3,286)	(73)
Property, plant and equipment at end of period	56,918	44,769
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	16,822
Property, plant and equipment at end of period	14,454	16,822
Land and buildings [member] | At cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	22,548	2,573
Acquisition of Beadell		16,145
Additions	5,692	4,940
Disposals		(3)
Foreign exchange translation difference	(4,443)	(1,107)
Property, plant and equipment at end of period	23,797	22,548
Land and buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	5,726	1,653
Amortization and depletion	4,508	4,095
Foreign exchange translation difference	(891)	(22)
Property, plant and equipment at end of period	9,343	5,726
Furniture, fixtures and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,087
Property, plant and equipment at end of period	574	1,087
Furniture, fixtures and equipment [member] | At cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	5,636	4,987
Acquisition of Beadell		500
Additions	3	223
Disposals		(44)
Foreign exchange translation difference	(132)	(30)
Property, plant and equipment at end of period	5,507	5,636
Furniture, fixtures and equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,549	4,121
Amortization and depletion	430	464
Disposals		(41)
Foreign exchange translation difference	(46)	5
Property, plant and equipment at end of period	4,933	4,549
Right Of Use Asssets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	14,876
Property, plant and equipment at end of period	7,962	14,876
Right Of Use Asssets [Member] | At cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	22,685	1,150
Acquisition of Beadell		18,397
Additions	890	4,498
Disposals		(33)
Foreign exchange translation difference	(4,670)	(1,327)
Property, plant and equipment at end of period	18,905	22,685
Right Of Use Asssets [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	7,809
Amortization and depletion	4,881	7,878
Disposals		(6)
Foreign exchange translation difference	(1,747)	(63)
Property, plant and equipment at end of period	$ 10,943	$ 7,809